Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	$ 20,007,222	$ 17,839,652
Less: accumulated depreciation	(9,531,985)	(9,792,037)
Property, plant, and equipment, net	10,475,237	8,047,615
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	2,929,249	3,029,053
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	9,874,977	10,139,959
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	1,079,774	1,116,564
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	642,792	636,193
Construction in progress (“CIP”) [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	$ 5,480,430	$ 2,917,883